UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21148

Eaton Vance New York Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Municipal Bond Funds
Semiannual Report
March 31, 2023

Municipal (EIM)    •    California (EVM)    •    New York (ENX)

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds' adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2023
Eaton Vance
Municipal Bond Funds

Eaton Vance
Municipal Bond Fund
March 31, 2023
Performance

Portfolio Manager(s) Cynthia J. Clemson and Julie P. Callahan, CFA
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	8.98%	(3.36)%	1.76%	3.30%
Fund at Market Price	—	9.70	(5.44)	1.89	2.31

Bloomberg Municipal Bond Index	—	7.00%	0.26%	2.03%	2.38%
% Premium/Discount to NAV[3]
As of period end	(10.19)%
Distributions [4]
Total Distributions per share for the period	$0.212
Distribution Rate at NAV	3.67%
Taxable-Equivalent Distribution Rate at NAV	6.20
Distribution Rate at Market Price	4.08
Taxable-Equivalent Distribution Rate at Market Price	6.90
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	37.69%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Municipal Bond Fund
March 31, 2023
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
California Municipal Bond Fund
March 31, 2023
Performance

Portfolio Manager(s) Trevor G. Smith
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	9.34%	(3.00)%	1.59%	2.81%
Fund at Market Price	—	8.22	(6.08)	1.77	1.89

Bloomberg Municipal Bond Index	—	7.00%	0.26%	2.03%	2.38%
% Premium/Discount to NAV[3]
As of period end	(13.44)%
Distributions [4]
Total Distributions per share for the period	$0.184
Distribution Rate at NAV	3.52%
Taxable-Equivalent Distribution Rate at NAV	7.68
Distribution Rate at Market Price	4.07
Taxable-Equivalent Distribution Rate at Market Price	8.87
% Total Leverage[5]
RIB Financing	34.89%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
California Municipal Bond Fund
March 31, 2023
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
New York Municipal Bond Fund
March 31, 2023
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	08/30/2002	11.21%	(5.04)%	0.41%	2.08%
Fund at Market Price	—	17.27	(3.45)	0.80	1.11

Bloomberg Municipal Bond Index	—	7.00%	0.26%	2.03%	2.38%
% Premium/Discount to NAV[3]
As of period end	(10.08)%
Distributions [4]
Total Distributions per share for the period	$0.178
Distribution Rate at NAV	3.30%
Taxable-Equivalent Distribution Rate at NAV	6.83
Distribution Rate at Market Price	3.67
Taxable-Equivalent Distribution Rate at Market Price	7.59
% Total Leverage[5]
RIB Financing	38.40%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
New York Municipal Bond Fund
March 31, 2023
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
Municipal Bond Funds
March 31, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profiles subject to change due to active management.
Important Notice to Shareholders
On January 26, 2023, the Board of Trustees of each Fund voted to exempt, on a going forward basis, all prior and, until further notice, new acquisitions of Fund shares that otherwise might be deemed “Control Share Acquisitions” under the Fund's By-Laws from the Control Share Provisions of the Fund's By-Laws.

Eaton Vance
Municipal Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.0%
Security	Principal Amount (000's omitted)	Value
Hospital — 1.0%
Montefiore Obligated Group, 4.287%, 9/1/50	$13,890	$ 8,662,426
Total Corporate Bonds (identified cost $13,890,000)		$ 8,662,426

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$3,072	$ 2,927,428
Total Tax-Exempt Mortgage-Backed Securities (identified cost $2,918,304)		$ 2,927,428

Tax-Exempt Municipal Obligations — 158.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.6%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$6,500	$ 8,077,485
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds , 5.25%, 9/15/52	7,000	7,937,160
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	315	367,337
Texas Water Development Board, 4.00%, 10/15/37(1)	4,875	4,998,533
		$ 21,380,515
Education — 10.6%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$280	$ 242,463
Maryland Stadium Authority, Built to Learn Revenue, 4.00%, 6/1/52	2,745	2,640,635
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(1)	9,525	10,129,742
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,683,875
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(1)	7,050	7,420,830
Security	Principal Amount (000's omitted)	Value
Education (continued)
Massachusetts Health and Educational Facilities Authority, (Boston College):
5.50%, 6/1/27	$5,710	$ 6,438,196
5.50%, 6/1/30	8,325	9,818,005
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/47(1)	10,000	9,943,800
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/38(1)	8,500	9,304,610
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	503,350
Pennsylvania State University, 5.00%, 9/1/42(1)	3,750	3,996,863
Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%, 9/15/46(1)	3,000	3,218,520
Tennessee State School Bond Authority, 5.00%, 11/1/52(1)	10,000	11,101,300
University of Cincinnati, OH, 5.00%, 6/1/45(1)	7,500	7,840,725
University of Michigan, 5.00%, 4/1/48(1)	3,500	3,754,765
		$ 88,037,679
Electric Utilities — 3.2%
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	$7,165	$ 5,570,644
Energy Northwest, WA, 5.00%, 7/1/40	2,650	2,709,307
Omaha Public Power District, NE, 5.00%, 2/1/42(1)	10,000	10,746,200
Seattle, WA, Municipal Light and Power Improvement Revenue, 4.00%, 7/1/47	2,500	2,478,975
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	5,000	5,073,800
		$ 26,578,926
Escrowed/Prerefunded — 4.6%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), Prerefunded to 7/1/24, 5.00%, 7/1/39	$175	$ 179,823
Massachusetts Water Resources Authority, Green Bonds, Prerefunded to 8/1/26, 5.00%, 8/1/40(1)	2,000	2,179,820
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 10/1/25, 5.00%, 10/1/41(1)	10,000	10,621,100
Northeast Ohio Regional Sewer District, Prerefunded to 5/15/23, 4.00%, 11/15/33(1)	1,000	1,001,610
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), Prerefunded to 3/1/24, 5.00%, 9/1/39	1,000	1,021,840

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Upper Arlington City School District, OH, Prerefunded to 12/1/27, 5.00%, 12/1/48(1)	$2,225	$ 2,497,296
Will County, IL, Prerefunded to 11/15/25, 5.00%, 11/15/45(1)	19,725	20,886,013
		$ 38,387,502
General Obligations — 37.6%
Allegheny County, PA, 5.00%, 11/1/43(1)	$3,800	$ 4,104,038
Andover, MA, 4.00%, 7/15/52	6,800	6,721,188
Austin Independent School District, TX, 5.00%, 8/1/48(1)	10,000	10,799,100
Beaverton School District No. 48J, OR, 5.00%, 6/15/52(1)	10,000	11,006,900
California:
5.00%, 10/1/33(1)	18,800	19,450,856
5.00%, 8/1/46(1)	15,000	15,743,700
Chicago Board of Education, IL, 5.00%, 12/1/30	4,000	4,207,080
Chicago, IL, 5.00%, 1/1/44	19,880	19,947,194
Cleveland, OH, 5.00%, 12/1/43(1)	2,225	2,385,356
Del Valle Independent School District, TX, (PSF Guaranteed), 4.00%, 6/15/47	8,500	8,399,360
District of Columbia:
4.00%, 2/1/46	5,000	5,020,300
5.00%, 6/1/43(1)	12,000	12,870,720
Forest Hills Local School District, OH, 5.00%, 12/1/46(1)	2,225	2,270,234
Humble Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/43(1)	20,000	21,103,200
Illinois:
4.00%, 11/1/38	13,000	12,830,090
5.50%, 5/1/39	810	896,743
5.50%, 3/1/47	4,000	4,411,800
5.75%, 5/1/45	830	915,424
Jackson Public Schools, MI, 5.00%, 5/1/48(1)	2,150	2,234,581
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/52(1)	10,000	10,966,700
Massachusetts, 5.00%, 9/1/38(1)	18,500	20,279,145
New York, NY:
4.00%, 9/1/46	5,000	4,891,850
5.25%, 5/1/41(1)	7,100	8,075,114
5.25%, 5/1/42(1)	3,125	3,531,562
5.25%, 10/1/47	4,000	4,469,960
Ohio, 5.00%, 2/1/37(1)	2,225	2,351,224
Pennsylvania:
4.00%, 4/1/29(1)	3,000	3,003,270
5.00%, 3/1/32(1)	2,750	3,085,087
Peters Township School District, PA, 5.00%, 9/1/40(1)	3,225	3,545,275
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Renton School District No. 403, WA, 4.00%, 12/1/39	$2,500	$ 2,575,500
San Juan Unified School District, CA, (Election of 2016), 4.00%, 8/1/46	2,750	2,765,208
Spring Independent School District, TX, 5.00%, 8/15/47(1)	11,575	12,885,058
State College Area School District, PA, 5.00%, 5/15/44(1)	3,650	3,958,571
Tacoma School District No. 10, WA, Prerefunded to 12/1/25, 5.00%, 12/1/39(1)	10,000	10,601,800
Trenton Public Schools, MI, 5.00%, 5/1/42(1)	2,150	2,331,009
Washington:
5.00%, 2/1/35(1)	23,500	23,908,195
5.00%, 2/1/38(1)	10,000	10,869,900
Ysleta Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/56(1)	10,000	10,972,600
		$ 310,384,892
Hospital — 13.6%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	$900	$ 844,443
Brevard County Health Facilities Authority, FL, (Health First Obligated Group):
5.00%, 4/1/47	7,500	7,918,875
5.00%, 4/1/52	7,510	7,876,939
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	250	250,355
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 9/1/50	11,625	10,857,866
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	4,000	4,225,440
Colorado Health Facilities Authority, (Intermountain Healthcare), 4.00%, 5/15/52	5,000	4,802,000
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/47(1)	2,200	2,268,354
Hamilton County, OH, (Cincinnati Children's Hospital Medical Center), 5.00%, 5/15/34	250	255,238
Hamilton County, OH, (UC Health), 4.00%, 9/15/50	3,335	2,832,215
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	3,150	3,163,104
Martin County Health Facilities Authority, FL, (Cleveland Clinic Health System), 4.00%, 1/1/46(1)	10,000	9,653,600
Massachusetts Development Finance Agency, (Partners HealthCare System):
5.00%, 7/1/41(1)	10,000	10,342,900
5.00%, 7/1/47(1)	2,375	2,434,304
Michigan Finance Authority, (Trinity Health Credit Group):
4.00%, 3/1/51	7,000	6,601,700

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Michigan Finance Authority, (Trinity Health Credit Group): (continued)
5.00%, 12/1/42(1)	$7,300	$ 7,597,767
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	135	135,784
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(1)	1,750	1,814,680
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	5,000	5,028,800
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	5,900	6,208,393
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42	1,600	1,597,920
Tampa, FL, (BayCare Health System), 5.00%, 11/15/46(1)	12,000	12,186,360
Tarrant County Cultural Education Facilities Finance Corp.,TX, (Baylor Scott & White Health), 5.00%, 11/15/51	3,000	3,204,240
		$ 112,101,277
Housing — 1.3%
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 4.25%, 7/1/50	$1,350	$ 1,178,374
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/48	8,835	8,846,309
Seattle Housing Authority, WA, 3.625%, 12/1/43	1,000	918,290
		$ 10,942,973
Industrial Development Revenue — 2.7%
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.45%, 9/1/52	$4,800	$ 4,799,712
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	4,840	4,772,482
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	12,610	12,688,182
		$ 22,260,376
Insured - Bond Bank — 0.1%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$635	$ 638,994
		$ 638,994
Security	Principal Amount (000's omitted)	Value
Insured - Education — 2.7%
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	$700	$ 859,348
Massachusetts Development Finance Agency, (Boston University), (AGC), 6.00%, 5/15/59	1,105	1,303,071
Massachusetts Development Finance Agency, (College of the Holy Cross):
(AMBAC), 5.25%, 9/1/32	15,900	19,541,577
(AMBAC), 5.25%, 9/1/32(1)	750	921,773
		$ 22,625,769
Insured - Electric Utilities — 3.2%
Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$ 6,305,542
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	2,750	2,400,227
(NPFG), 0.00%, 11/15/38	1,000	517,560
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	4,450,400
Omaha Public Power District, NE, (AGM), 4.00%, 2/1/51	4,655	4,569,441
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/23	1,095	1,096,369
(NPFG), 5.25%, 7/1/34	375	376,103
South Carolina Public Service Authority, (AGM), 5.75%, 12/1/52	6,000	6,712,620
		$ 26,428,262
Insured - Escrowed/Prerefunded — 2.1%
Bay City Brownfield Redevelopment Authority, MI, (BAM), Prerefunded to 10/1/23, 5.375%, 10/1/38	$500	$ 506,755
Chicago Park District, IL, (BAM), Prerefunded to 1/1/24, 5.00%, 1/1/39(1)	7,390	7,502,698
Louisiana Energy and Power Authority, (AGM), Prerefunded to 6/1/23, 5.25%, 6/1/38	5,640	5,663,237
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	1,600	1,476,816
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,589,085
		$ 17,738,591
Insured - General Obligations — 4.7%
Chicago Park District, IL, (BAM), 5.00%, 1/1/39(1)	$6,210	$ 6,302,156
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	4,500	5,405,400
Erie School District, PA, (AMBAC), 0.00%, 9/1/30	1,000	780,100
Irvington Township, NJ, (AGM), 0.00%, 7/15/26	4,165	3,751,457
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,900	2,288,170

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Nassau County, NY, (AGM), 5.00%, 4/1/43(1)	$11,665	$ 12,409,694
Plain School District, OH, (NPFG), 0.00%, 12/1/27	2,400	2,064,360
Shaler Area School District, PA, (XLCA), 0.00%, 9/1/33	2,550	1,788,315
Waller Independent School District, TX, (BAM), 4.00%, 2/15/48	4,165	4,050,671
		$ 38,840,323
Insured - Hospital — 0.2%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$ 259,545
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.375%, 8/15/57	1,500	1,621,680
		$ 1,881,225
Insured - Lease Revenue/Certificates of Participation — 0.4%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$2,000	$ 2,447,220
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	565,435
		$ 3,012,655
Insured - Other Revenue — 1.4%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$19,335	$ 11,319,676
		$ 11,319,676
Insured - Special Tax Revenue — 6.5%
Hamilton County, OH, Sales Tax Revenue:
(AMBAC), 0.00%, 12/1/23	$1,245	$ 1,221,059
(AMBAC), 0.00%, 12/1/24	3,665	3,488,347
Houston, TX, Hotel Occupancy Tax Revenue, (AMBAC), 0.00%, 9/1/24	18,035	17,199,438
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	866,295
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	18,000	22,271,040
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	420	379,109
(AGC), 0.00%, 7/1/27	1,120	977,805
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	1,105	1,325,657
Reno, NV, Capital Improvement Revenue, (AGM), 4.00%, 6/1/43	6,000	5,855,820
		$ 53,584,570
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 6.2%
Chicago, IL, (O'Hare International Airport):
(AGM), 5.00%, 1/1/28	$2,500	$ 2,506,475
(AGM), 5.00%, 1/1/29	1,260	1,263,226
(AGM), 5.125%, 1/1/30	2,200	2,205,764
(AGM), 5.125%, 1/1/31	1,750	1,754,567
(AGM), 5.25%, 1/1/32	1,115	1,117,977
(AGM), 5.25%, 1/1/33	1,150	1,153,070
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	11,353,500
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,000	1,157,400
Port Palm Beach District, FL:
(XLCA), 0.00%, 9/1/24	1,605	1,522,407
(XLCA), 0.00%, 9/1/25	1,950	1,782,690
(XLCA), 0.00%, 9/1/26	1,000	883,500
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/25	26,215	24,718,386
		$ 51,418,962
Insured - Water and Sewer — 3.6%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	$10,000	$ 10,859,800
Erie Sewer Authority, PA, (AMBAC), 0.00%, 12/1/26	1,920	1,685,299
Massachusetts Water Resources Authority:
(AGM), 5.25%, 8/1/35	1,000	1,270,360
(AGM), 5.25%, 8/1/38	1,070	1,356,931
Michigan Finance Authority, (Detroit Water and Sewerage Department):
(AGM), 5.00%, 7/1/31	1,500	1,538,010
(AGM), 5.00%, 7/1/32	2,845	2,915,670
(AGM), 5.00%, 7/1/33	2,435	2,494,000
(AGM), 5.00%, 7/1/35	2,970	3,035,370
(AGM), 5.00%, 7/1/37	2,435	2,481,728
Middlesex County Improvement Authority, NJ, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	2,150	2,059,205
		$ 29,696,373
Lease Revenue/Certificates of Participation — 0.9%
Hampton Roads Transportation Accountability Commission, VA, 4.00%, 7/1/57	$5,000	$ 4,769,250
Michigan State Building Authority, 5.00%, 10/15/51(1)	2,200	2,284,656
		$ 7,053,906
Other Revenue — 2.3%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$6,480	$ 5,875,999

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$2,000	$ 2,090,900
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	3,185	3,335,077
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute), 4.00%, 10/1/52	5,000	5,012,600
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/48	2,500	2,445,100
		$ 18,759,676
Senior Living/Life Care — 0.8%
California Public Finance Authority, (Enso Village):
Green Bonds, 3.125%, 5/15/29(2)	$410	$ 378,488
Green Bonds, 5.00%, 11/15/46(2)	400	352,100
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	160	143,304
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	525	525,288
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(2)	310	288,862
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	4,000	3,663,160
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/50	1,000	897,010
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(2)	330	353,156
Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	221,621
		$ 6,822,989
Special Tax Revenue — 20.4%
Central Puget Sound Regional Transit Authority, WA, Sales Tax and Motor Vehicle Excise Tax Revenue, Green Bonds, 5.00%, 11/1/41(1)	$10,000	$ 10,596,400
Cleveland, OH, Income Tax Revenue:
5.00%, 10/1/39(1)	450	486,747
5.00%, 10/1/43(1)	1,800	1,925,946
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 4.00%, 12/1/51	5,000	4,879,650
Denver City and County, CO, Dedicated Tax Revenue, 5.00%, 8/1/41(1)	10,000	10,485,400
District of Columbia, Income Tax Revenue, 5.50%, 7/1/47	3,500	4,040,610
Franklin County, OH, Sales Tax Revenue:
5.00%, 6/1/38(1)	1,100	1,199,066
5.00%, 6/1/43(1)	1,100	1,184,656
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Kissimmee City, FL, Sales Tax Revenue, 4.00%, 10/1/51	$4,530	$ 4,407,373
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/51	4,000	3,950,400
5.25%, 7/1/33	750	908,340
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46(1)	1,500	1,571,625
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/37(1)	10,000	10,128,200
4.00%, 8/1/39(1)	5,000	5,022,050
4.00%, 5/1/42	3,120	3,103,682
4.00%, 2/1/43	9,000	8,949,150
5.00%, 11/1/46(1)	5,000	5,507,850
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 8/1/42(3)	3,500	3,500,000
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	13,264,940
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	9,100	8,872,227
4.00%, 3/15/47	3,500	3,412,290
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/46	14,000	13,837,040
5.00%, 3/15/43(1)	6,000	6,405,060
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/45(1)	2,800	2,764,860
4.00%, 3/15/45	6,500	6,418,425
New York Thruway Authority, Personal Income Tax Revenue:
4.00%, 3/15/44	2,000	1,976,380
5.00%, 3/15/48	1,900	2,087,131
Green Bonds, 5.00%, 3/15/55(1)	5,000	5,446,650
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(1)	3,750	4,043,250
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	6,000	5,665,020
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 5/15/47(1)	8,850	9,976,694
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	3,000	2,938,410
		$ 168,955,522
Transportation — 19.2%
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/30	$3,845	$ 3,895,792
5.25%, 11/1/31	5,940	6,017,873

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey:
5.00%, 7/1/37(1)	$1,150	$ 1,236,641
5.00%, 7/1/47(1)	4,575	4,786,777
Denver City and County, CO, Airport System Revenue:
4.00%, 11/15/43	5,665	5,665,057
5.25%, 11/15/53	4,500	5,016,510
(AMT), 5.00%, 11/15/53	3,920	4,120,743
Florida Department of Transportation, Turnpike System Revenue, 5.00%, 7/1/52(1)	16,000	17,499,520
Illinois Toll Highway Authority:
5.00%, 1/1/37(1)	10,000	10,511,500
5.00%, 1/1/41(1)	12,425	12,901,002
Los Angeles Department of Airports, CA, (Los Angeles International Airport), Green Bonds, (AMT), 5.00%, 5/15/47	7,145	7,577,415
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(1)	2,000	2,106,640
Metropolitan Transportation Authority, NY:
Green Bonds, 4.00%, 11/15/38	1,175	1,145,907
Green Bonds, 4.75%, 11/15/45	730	741,235
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/52	7,000	7,376,600
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/38	130	131,502
5.00%, 6/15/44	5,535	5,574,575
New Jersey Transportation Trust Fund Authority, (Transportation System):
5.00%, 12/15/24	10,000	10,337,000
5.25%, 12/15/23	1,000	1,015,220
New Jersey Turnpike Authority:
5.00%, 1/1/48(1)	10,000	10,649,400
5.25%, 1/1/52	2,500	2,801,825
North Texas Tollway Authority, 4.125%, 1/1/39	6,000	6,086,220
Pennsylvania Turnpike Commission:
5.00%, 12/1/40	3,000	3,320,460
5.25%, 12/1/52	2,600	2,869,542
Port Authority of New York and New Jersey:
5.00%, 12/1/34(1)	16,400	16,605,000
5.00%, 10/15/35(1)	2,675	2,827,876
5.00%, 10/15/42(1)	3,750	3,962,663
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	1,765	1,772,748
		$ 158,553,243
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 7.1%
Atlanta, GA, Water and Wastewater Revenue:
5.00%, 11/1/43(1)	$3,750	$ 4,000,275
5.00%, 11/1/47(1)	5,900	6,254,000
Dallas, TX, Waterworks and Sewer System Revenue, 5.00%, 10/1/41(1)	15,000	15,792,150
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/43(1)	2,500	2,640,975
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.125%, 6/15/47	1,250	1,242,125
5.25%, 6/15/52(1)	3,000	3,366,000
Texas Water Development Board:
4.00%, 10/15/47(1)	2,900	2,874,770
5.00%, 10/15/47(1)	20,000	22,265,200
		$ 58,435,495
Total Tax-Exempt Municipal Obligations (identified cost $1,280,136,051)		$1,305,840,371

Trust Units — 0.1%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.1%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$875	$ 883,540
Total Trust Units (identified cost $881,529)		$ 883,540
Total Investments — 159.5% (identified cost $1,297,825,884)		$1,318,313,765
Other Assets, Less Liabilities — (59.5)%		$ (491,811,291)
Net Assets — 100.0%		$ 826,502,474
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $1,372,605 or 0.2% of the Fund's net assets.

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2023.
At March 31, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	16.7%
Texas	13.9%
Others, representing less than 10% individually	68.7%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2023, 19.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 7.3% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
XLCA	– XL Capital Assurance, Inc.

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 146.8%
Security	Principal Amount (000's omitted)	Value
Education — 10.9%
California Educational Facilities Authority, (Loyola Marymount University):
Green Bonds, 5.00%, 10/1/43	$2,105	$ 2,228,985
Green Bonds, 5.00%, 10/1/48	3,000	3,146,310
California State University, 5.00%, 11/1/41(1)	9,550	10,068,757
University of California, 5.00%, 5/15/46(1)	12,050	12,655,271
		$ 28,099,323
Electric Utilities — 3.8%
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/42(1)	$2,000	$ 2,133,500
Sacramento Municipal Utility District, CA, Green Bonds, 5.00%, 8/15/50(1)	7,000	7,686,910
		$ 9,820,410
Escrowed/Prerefunded — 4.4%
California Health Facilities Financing Authority, (Sutter Health), Prerefunded to 11/15/26, 5.00%, 11/15/46(1)	$1,225	$ 1,334,601
Contra Costa Community College District, CA, (Election of 2006), Prerefunded to 8/1/23, 5.00%, 8/1/38(1)	9,750	9,828,195
		$ 11,162,796
General Obligations — 51.8%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,000	$ 5,024,400
Alisal Union School District, CA, (Election of 2016), 4.25%, 8/1/54	10,180	10,354,485
Alum Rock Union Elementary School District, CA, (Election of 2016), 5.25%, 8/1/47	1,100	1,215,434
Berryessa Union School District, CA, (Election of 2014), 5.00%, 8/1/40(1)	7,450	7,993,626
Brentwood Union School District, CA, (Election 2016), 5.25%, 8/1/52	4,250	4,787,497
Brisbane School District, CA, (Election of 2020), 3.00%, 8/1/49	1,760	1,365,936
California:
4.75%, 12/1/42	3,000	3,247,740
5.00%, 9/1/52(1)	10,000	11,110,400
Chaffey Joint Union High School District, CA, (Election of 2012):
4.00%, 8/1/49	35	34,830
4.00%, 8/1/49(1)	11,900	11,842,047
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chino Valley Unified School District, CA, (Election of 2016), 5.00%, 8/1/55(1)	$10,000	$ 10,872,300
El Camino Community College District, CA, (Election of 2012), 5.00%, 8/1/48(1)	10,000	10,797,200
Fort Bragg Unified School District, CA, (Election of 2020):
4.00%, 8/1/42	1,350	1,330,101
4.125%, 8/1/47	1,000	979,530
La Canada Unified School District, CA, (Election of 2017):
5.00%, 8/1/47(1)	3,375	3,650,130
5.75%, 8/1/50	1,465	1,767,215
Robla School District, CA, (Election of 2014), 3.00%, 8/1/53	500	380,470
San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/47(1)	4,000	4,256,080
San Jose City, CA, 5.00%, 9/1/49(1)	10,000	10,805,200
San Jose-Evergreen Community College District, CA, (Election of 2016), 4.00%, 9/1/43	1,500	1,534,080
San Juan Unified School District, CA, (Election of 2016), 4.00%, 8/1/46	3,500	3,519,355
San Luis Obispo County Community College District, CA, (Election of 2014), 4.00%, 8/1/43	9,750	9,822,735
San Rafael City High School District, CA, (Election of 2022), 4.25%, 8/1/47	4,000	4,061,160
South Bay Union School District, CA, (Election of 2018), 4.00%, 8/1/47	3,000	2,882,160
Sweetwater Union High School District, CA, (Election of 2018), 5.00%, 8/1/52	5,000	5,472,150
Westminster School District, CA, (Election of 2016), 4.00%, 8/1/51	3,220	3,155,536
Yuba Community College District, CA, 4.00%, 8/1/47	1,000	1,001,280
		$ 133,263,077
Hospital — 17.7%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/39	$4,550	$ 4,370,411
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 4.00%, 8/15/48	5,775	5,611,510
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	2,130	2,130,511
5.00%, 11/15/35	3,040	3,040,638
California Health Facilities Financing Authority, (Kaiser Permanente), 4.00%, 11/1/44	5,000	4,982,500
California Health Facilities Financing Authority, (Lucile Packard Children's Hospital at Stanford), 4.00%, 5/15/51	5,250	5,142,007

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Health Facilities Financing Authority, (St. Joseph Health System):
Prerefunded to 7/1/23, 5.00%, 7/1/33	$5,080	$ 5,108,956
Prerefunded to 7/1/23, 5.00%, 7/1/37	2,380	2,393,566
California Health Facilities Financing Authority, (Sutter Health):
5.00%, 11/15/46	4,735	4,904,182
5.00%, 11/15/46(1)	1,775	1,838,421
California Public Finance Authority, (Sharp HealthCare):
5.00%, 8/1/47	4,445	4,636,802
5.00%, 8/1/47(1)	1,250	1,303,938
		$ 45,463,442
Housing — 5.8%
California Municipal Finance Authority, (Caritas), 4.00%, 8/15/51	$435	$ 382,952
California Statewide Communities Development Authority, (University of California, Irvine East Campus Apartments, Phase IV-A-CHF-Irvine, LLC), 5.00%, 5/15/47	5,000	5,037,200
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(2)	2,680	1,785,335
Independent Cities Finance Authority, CA, (Augusta Communities Mobile Home Park Pool), 5.25%, 5/15/56	4,510	4,738,973
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/56	1,130	816,176
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park):
3.00%, 9/15/46	925	727,716
3.00%, 9/15/56	1,980	1,419,898
		$ 14,908,250
Industrial Development Revenue — 1.4%
California Infrastructure and Economic Development Bank, (Infrastructure State Revolving Fund), 5.00%, 10/1/47	$3,200	$ 3,613,408
		$ 3,613,408
Insured - Electric Utilities — 2.3%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,740	$ 3,750,995
Sacramento Municipal Utility District, CA, (AMBAC), (BHAC), 5.25%, 7/1/24	2,100	2,145,360
		$ 5,896,355
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 13.9%
Bakersfield City School District, CA, (Election of 2016), (BAM), 3.00%, 11/1/51	$1,500	$ 1,154,115
Bellevue Union School District, CA, (Election of 2020), (AGM), 3.125%, 8/1/44	400	333,288
Center Joint Unified School District, CA, (Election of 2008), (BAM), 3.00%, 8/1/46	1,000	796,660
Coalinga-Huron Joint Unified School District, CA, (Election of 2022):
(BAM), 5.00%, 8/1/48	1,000	1,096,100
(BAM), 5.25%, 8/1/53	2,750	3,059,898
Coalinga-Huron Recreation and Park District, CA, (Election of 2016), (BAM), 3.00%, 8/1/50	750	571,455
El Monte City School District, CA, (Election of 2014), (BAM), 4.00%, 8/1/47	1,000	995,900
Fair Oaks Recreation and Park District, CA, (Election of 2018), (BAM), 5.75%, 8/1/51	1,700	1,969,144
McFarland Unified School District, CA, (Election of 2020):
(BAM), 3.00%, 11/1/49	750	574,815
(BAM), 4.50%, 11/1/52	4,500	4,619,970
Oxnard School District, CA, (Election of 2022), (BAM), 4.125%, 8/1/50	2,000	2,000,340
San Diego Unified School District, CA, (NPFG), 0.00%, 7/1/23	5,000	4,968,450
San Mateo County Community College District, CA:
(NPFG), 0.00%, 9/1/23	4,365	4,320,564
(NPFG), 0.00%, 9/1/25	3,955	3,716,632
Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.50%, 8/1/53	5,000	5,631,700
		$ 35,809,031
Insured - Hospital — 0.1%
California Statewide Communities Development Authority, (Enloe University Medical Center), (AGM), 5.25%, 8/15/52	$160	$ 172,146
		$ 172,146
Insured - Transportation — 1.2%
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/27	$3,520	$ 3,097,565
		$ 3,097,565
Insured - Water and Sewer — 1.6%
Pittsburg Public Financing Authority, CA, Water Revenue, (AGM), 5.00%, 8/1/52	$3,630	$ 3,984,760
		$ 3,984,760

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 1.2%
California Public Works Board, 5.00%, 11/1/38	$3,045	$ 3,081,814
		$ 3,081,814
Other Revenue — 0.8%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$1,000	$ 1,045,450
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	855	895,287
		$ 1,940,737
Senior Living/Life Care — 0.8%
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/49	$2,050	$ 1,892,314
California Public Finance Authority, (Enso Village):
Green Bonds, 2.375%, 11/15/28(2)	105	98,922
Green Bonds, 5.00%, 11/15/46(2)	150	132,037
		$ 2,123,273
Special Tax Revenue — 12.7%
Jurupa Public Financing Authority, CA:
5.00%, 9/1/30	$625	$ 643,606
5.00%, 9/1/32	625	642,556
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(1)	10,250	11,005,528
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,645	3,441,500
Riverside County Transportation Commission, CA, Sales Tax Revenue, Prerefunded to 6/1/23, 5.25%, 6/1/39(1)	6,285	6,311,900
San Bernardino County Transportation Authority, CA, Sales Tax Revenue, 5.25%, 3/1/40(1)	10,375	10,618,086
		$ 32,663,176
Transportation — 9.2%
Long Beach, CA, Harbor Revenue, 5.00%, 5/15/42(1)	$7,500	$ 7,762,725
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	5,000	5,199,550
San Francisco Municipal Transportation Agency, CA, Green Bonds, 5.00%, 3/1/51(1)	10,000	10,760,300
		$ 23,722,575
Water and Sewer — 7.2%
Eastern Municipal Water District Financing Authority, CA, 5.25%, 7/1/42(1)	$9,000	$ 9,752,130
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Los Angeles, CA, Wastewater System Revenue, 5.00%, 6/1/43(1)	$7,500	$ 7,518,525
Santa Clara Valley Water District, CA, Green Bonds, 5.00%, 8/1/49	1,100	1,235,850
		$ 18,506,505
Total Tax-Exempt Municipal Obligations (identified cost $376,585,810)		$ 377,328,643

Taxable Municipal Obligations — 5.5%
Security	Principal Amount (000's omitted)	Value
Education — 0.4%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(2)	$1,250	$ 1,118,325
		$ 1,118,325
General Obligations — 1.9%
Monterey Peninsula Community College District, CA, (Election of 2020):
2.861%, 8/1/46	$1,000	$ 707,780
2.951%, 8/1/51	1,400	954,198
Ohlone Community College District, CA, 2.443%, 8/1/35	535	425,871
Robla School District, CA, 2.602%, 8/1/40	615	449,743
Santa Maria-Bonita School District, CA, 3.071%, 8/1/39	2,000	1,546,840
Tustin Unified School District, CA, 2.649%, 8/1/42	1,125	770,378
		$ 4,854,810
Housing — 0.3%
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 4.50%, 9/15/56	$990	$ 761,072
		$ 761,072
Insured - General Obligations — 1.7%
Palmdale School District, CA, (AGM), 2.948%, 8/1/47	$5,000	$ 3,569,300
Sanger Unified School District, CA, (BAM), 2.834%, 8/1/44	1,250	883,275
		$ 4,452,575
Other Revenue — 1.2%
Central Marin Police Authority, CA, 3.101%, 2/1/41	$1,000	$ 778,780

See Notes to Financial Statements.

Eaton Vance
California Municipal Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Corte Madera, CA, Pension Obligation Bonds, 3.257%, 6/1/45	$940	$ 688,512
National City, CA, Pension Obligation Bonds, 3.423%, 11/1/42	2,000	1,522,800
		$ 2,990,092
Total Taxable Municipal Obligations (identified cost $19,398,381)		$ 14,176,874

Trust Units — 0.4%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.4%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$1,000	$ 1,009,760
Total Trust Units (identified cost $994,570)		$ 1,009,760
Total Investments — 152.7% (identified cost $396,978,761)		$ 392,515,277
Other Assets, Less Liabilities — (52.7)%		$ (135,384,486)
Net Assets — 100.0%		$ 257,130,791
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $3,134,619 or 1.2% of the Fund's net assets.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2023, 13.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 5.1% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
NPFG	– National Public Finance Guarantee Corp.

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.4%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.4%
Montefiore Obligated Group, 4.287%, 9/1/50	$1,350	$ 841,921
Total Corporate Bonds (identified cost $1,350,000)		$ 841,921

Tax-Exempt Municipal Obligations — 160.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.6%
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 5.00%, 9/15/47	$135	$ 150,750
Green Bonds, 5.00%, 9/15/47(1)	2,700	3,015,009
		$ 3,165,759
Education — 8.2%
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/36	$200	$ 190,864
Build NYC Resource Corp., NY, (East Harlem Scholars Academy Charter School), Social Bonds, 5.00%, 6/1/32(2)	375	381,289
Build NYC Resource Corp., NY, (Grand Concourse Academy Charter School), 5.00%, 7/1/52	700	705,110
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/50(2)	1,885	1,892,747
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/50(1)	7,000	6,761,720
New York Dormitory Authority, (New York University):
4.00%, 7/1/39	1,250	1,262,537
5.00%, 7/1/39(1)	2,000	2,176,780
New York Dormitory Authority, (Rockefeller University), (SPA: JPMorgan Chase Bank, N.A.), 3.90%, 7/1/32(3)	850	850,000
New York Dormitory Authority, (The New School), 5.00%, 7/1/42	650	690,502
Schenectady County Capital Resource Corp., NY, (Union College), 5.25%, 7/1/52	375	409,444
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
5.00%, 10/15/39	395	369,653
5.00%, 10/15/49	80	72,183
Security	Principal Amount (000's omitted)	Value
Education (continued)
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence): (continued)
5.00%, 10/15/54	$120	$ 106,806
		$ 15,869,635
Electric Utilities — 9.3%
Long Island Power Authority, NY, Electric System Revenue, 5.00%, 9/1/37	$1,500	$ 1,632,090
New York Power Authority, 4.00%, 11/15/50(1)	11,500	11,148,905
Utility Debt Securitization Authority, NY:
5.00%, 12/15/33	2,895	2,941,552
Green Bonds, 5.00%, 12/15/49	2,000	2,250,060
		$ 17,972,607
Escrowed/Prerefunded — 2.4%
Geneva Development Corp., NY, (Hobart and William Smith Colleges):
Prerefunded to 9/1/23, 5.00%, 9/1/30	$200	$ 201,936
Prerefunded to 9/1/23, 5.00%, 9/1/32	200	201,936
Prerefunded to 9/1/23, 5.00%, 9/1/33	105	106,016
Prerefunded to 9/1/23, 5.00%, 9/1/34	200	201,936
Onondaga County Cultural Resources Trust, NY, (Syracuse University), Prerefunded to 12/1/23, 5.00%, 12/1/38	3,820	3,880,815
		$ 4,592,639
General Obligations — 16.1%
East Meadow Union Free School District, NY, 2.00%, 6/15/35	$985	$ 838,156
New York, NY:
4.00%, 8/1/34	1,170	1,205,580
4.00%, 12/1/41	530	530,201
4.00%, 4/1/50(4)	2,000	1,936,600
5.00%, 8/1/34(1)	10,000	10,068,100
5.00%, 8/1/47(1)	10,000	10,866,700
5.25%, 9/1/42	1,240	1,406,321
(LOC: TD Bank, N.A.), 3.60%, 4/1/36(5)	1,050	1,050,000
Puerto Rico, 4.00%, 7/1/46	1,000	782,450
Washingtonville Central School District, NY:
0.05%, 6/15/35	950	620,188
0.05%, 6/15/36	950	584,383
0.05%, 6/15/37	950	550,715
0.05%, 6/15/38	950	522,510
0.05%, 6/15/39	695	364,792
		$ 31,326,696

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 8.3%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital):
3.375%, 10/1/40	$1,500	$ 1,224,930
4.00%, 10/1/45	500	481,515
Genesee County Funding Corp., NY, (Rochester Regional Health Obligation), 5.25%, 12/1/52	1,000	1,028,320
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/47	2,200	1,562,506
New York Dormitory Authority, (Maimonides Medical Center), 3.00%, 2/1/50	1,975	1,523,910
New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), 5.00%, 7/1/42	1,500	1,578,255
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 8/1/36	4,135	3,702,934
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	3,400	3,577,718
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	1,500	1,428,720
		$ 16,108,808
Housing — 6.3%
New York City Housing Development Corp., NY:
2.75%, 5/1/51	$3,000	$ 2,059,110
3.40%, 11/1/39	1,000	908,940
3.55%, 11/1/44	1,115	978,937
3.70%, 11/1/38	850	819,995
3.80%, 11/1/43	1,675	1,526,813
4.05%, 11/1/41	2,030	2,024,113
New York Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	1,075	865,310
(FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	488,075
Green Bonds, (FNMA), 3.95%, 11/1/37	1,000	998,300
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II), 5.00%, 6/1/47	1,500	1,507,155
		$ 12,176,748
Industrial Development Revenue — 3.6%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(2)	$515	$ 516,303
New York Liberty Development Corp., (Goldman Sachs Group, Inc.):
5.25%, 10/1/35	895	1,030,315
5.50%, 10/1/37	1,440	1,674,274
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/36	1,000	1,012,120
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment): (continued)
(AMT), 5.00%, 10/1/40	$2,665	$ 2,681,523
		$ 6,914,535
Insured - Education — 5.0%
New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$75	$ 80,551
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	1,345	1,652,991
New York Dormitory Authority, (School Districts Financing Program), (BAM), 5.00%, 10/1/42(1)	7,250	8,042,135
		$ 9,775,677
Insured - Electric Utilities — 1.9%
New York Power Authority, Green Transmission Revenue, (AGM), 4.00%, 11/15/47(1)	$3,750	$ 3,667,725
		$ 3,667,725
Insured - Escrowed/Prerefunded — 0.9%
New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), Escrowed to Maturity, 5.25%, 7/1/23	$1,750	$ 1,760,815
		$ 1,760,815
Insured - General Obligations — 6.2%
East Northport Fire District, NY, (AGC), 4.50%, 11/1/23	$200	$ 200,286
Nassau County, NY:
(AGM), 4.00%, 4/1/47	2,600	2,514,616
(AGM), 5.00%, 7/1/40(1)	7,110	7,649,222
(AGM), 5.00%, 7/1/42	1,000	1,068,770
Yonkers, NY, (AGM), 2.00%, 2/15/41	1,000	682,440
		$ 12,115,334
Insured - Lease Revenue/Certificates of Participation — 1.8%
Ulster County Resource Recovery Agency, NY, Solid Waste System, (AMBAC), 0.00%, 3/1/25	$3,635	$ 3,434,493
		$ 3,434,493
Insured - Other Revenue — 1.9%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	$4,785	$ 3,618,321
		$ 3,618,321

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 4.4%
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/48	$7,120	$ 6,766,350
New York Thruway Authority, (AGM), 3.00%, 1/1/46	2,340	1,838,421
		$ 8,604,771
Lease Revenue/Certificates of Participation — 5.4%
Hudson Yards Infrastructure Corp., NY:
5.00%, 2/15/42(1)	$8,000	$ 8,474,480
Green Bonds, 4.00%, 2/15/37	2,000	2,059,300
		$ 10,533,780
Other Revenue — 7.9%
Build NYC Resource Corp., NY, (Children's Aid Society), 4.00%, 7/1/49	$1,400	$ 1,335,768
New York City Transitional Finance Authority, NY, (Building Aid):
5.00%, 7/15/32(1)	10,000	10,527,700
5.00%, 7/15/37(1)	2,200	2,400,596
New York Thruway Authority, Personal Income Tax Revenue, 3.00%, 3/15/49	1,500	1,170,135
		$ 15,434,199
Senior Living/Life Care — 1.9%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$600	$ 493,182
5.00%, 11/1/24	190	191,727
5.25%, 11/1/25	325	331,425
5.25%, 11/1/26	200	204,904
5.25%, 11/1/28	50	51,190
5.25%, 11/1/29	180	183,987
5.25%, 11/1/36	970	984,143
Southold Local Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/45	25	20,009
Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	1,200	1,253,316
		$ 3,713,883
Special Tax Revenue — 30.3%
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 11/1/47	$1,000	$ 784,090
4.00%, 8/1/41	3,750	3,748,763
4.00%, 5/1/42	5,430	5,401,601
4.00%, 8/1/42	2,100	2,088,891
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue: (continued)
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 11/1/36(5)	$1,665	$ 1,665,000
(SPA: JPMorgan Chase Bank, N.A.), 3.65%, 8/1/39(5)	1,000	1,000,000
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/46(1)	10,000	10,904,000
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(1)	2,000	2,135,020
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/44(1)	10,000	10,836,300
New York State Urban Development Corp., Sales Tax Revenue, 4.00%, 3/15/39	2,500	2,525,700
New York Thruway Authority, Personal Income Tax Revenue, 5.00%, 3/15/48	1,100	1,208,339
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,500	3,304,595
Triborough Bridge and Tunnel Authority, NY:
5.00%, 5/15/51	3,000	3,228,810
Green Bonds, 5.25%, 5/15/47(1)	7,500	8,454,825
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	1,500	1,469,205
		$ 58,755,139
Transportation — 24.6%
Metropolitan Transportation Authority, NY:
5.25%, 11/15/55	$1,650	$ 1,669,618
Green Bonds, 4.75%, 11/15/45	1,205	1,223,545
Nassau County Bridge Authority, NY:
5.00%, 10/1/35	1,915	1,918,696
5.00%, 10/1/40	365	365,694
New York Thruway Authority:
4.00%, 1/1/36	2,500	2,559,100
4.00%, 1/1/45	2,625	2,578,931
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 4.00%, 7/1/33	835	835,877
(AMT), 5.00%, 7/1/41	2,150	2,157,202
(AMT), 5.00%, 7/1/46	1,000	1,002,080
(AMT), 5.25%, 1/1/50	1,240	1,243,621
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/42	3,200	3,061,280
(AMT), 4.00%, 12/1/40	100	93,408
Port Authority of New York and New Jersey:
5.00%, 12/1/34(1)	820	830,250
5.00%, 10/15/35(1)	8,000	8,457,200
5.00%, 10/15/36(1)	1,200	1,298,844

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Triborough Bridge and Tunnel Authority, NY:
4.00%, 11/15/37	$2,350	$ 2,415,283
5.00%, 11/15/51(1)	15,000	16,133,250
		$ 47,843,879
Water and Sewer — 12.9%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	$3,125	$ 3,045,312
5.00%, 6/15/47(1)	4,000	4,431,880
5.00%, 6/15/51(1)	10,000	10,871,600
5.25%, 6/15/46	2,000	2,276,080
(SPA: Bank of America, N.A.), 3.65%, 6/15/33(5)	2,250	2,250,000
Suffolk County Water Authority, NY, 5.00%, 6/1/36(1)	2,000	2,236,820
		$ 25,111,692
Total Tax-Exempt Municipal Obligations (identified cost $316,080,493)		$ 312,497,135

Taxable Municipal Obligations — 0.9%
Security	Principal Amount (000's omitted)	Value
Education — 0.9%
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.375%, 6/15/25	$240	$ 229,992
New York Dormitory Authority, (Iona College), 4.127%, 7/1/49	2,000	1,406,740
Total Taxable Municipal Obligations (identified cost $2,596,870)		$ 1,636,732

Trust Units — 0.5%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.5%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$1,000	$ 1,009,760
Total Trust Units (identified cost $994,570)		$ 1,009,760
Total Investments — 162.7% (identified cost $321,021,933)		$ 315,985,548
Other Assets, Less Liabilities — (62.7)%		$ (121,772,624)
Net Assets — 100.0%		$ 194,212,924
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2023, the aggregate value of these securities is $2,790,339 or 1.4% of the Fund's net assets.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at March 31, 2023.
(4)	When-issued security.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at March 31, 2023.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At March 31, 2023, 13.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 8.8% of total investments.

See Notes to Financial Statements.

Eaton Vance
New York Municipal Bond Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2023
Statements of Assets and Liabilities (Unaudited)

	March 31, 2023
	Municipal Fund	California Fund	New York Fund
Assets
Investments:
Identified cost	$ 1,297,825,884	$ 396,978,761	$ 321,021,933
Unrealized appreciation (depreciation)	20,487,881	(4,463,484)	(5,036,385)
Investments, at value	$1,318,313,765	$392,515,277	$315,985,548
Restricted cash	$ —	$ —	$ 40,000
Interest receivable	16,447,002	3,947,828	3,864,853
Receivable for investments sold	787,542	1,800,154	—
Total assets	$1,335,548,309	$398,263,259	$319,890,401
Liabilities
Payable for floating rate notes issued	$ 500,070,275	$ 137,805,638	$ 121,277,673
Due to broker for floating rate notes redeemed	—	1,340,000	—
Payable for investments purchased	—	—	1,014,288
Payable for when-issued securities	—	—	1,901,660
Payable for Fund shares repurchased	444,460	—	—
Due to custodian	2,737,501	675,266	146,853
Payable to affiliate:
Investment adviser fee	670,304	200,641	158,771
Interest expense and fees payable	4,817,650	984,857	1,064,478
Accrued expenses	305,645	126,066	113,754
Total liabilities	$ 509,045,835	$141,132,468	$125,677,477
Net Assets	$ 826,502,474	$257,130,791	$194,212,924
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 713,842	$ 246,729	$ 179,613
Additional paid-in capital	886,681,222	308,553,668	227,945,906
Accumulated loss	(60,892,590)	(51,669,606)	(33,912,595)
Net Assets	$ 826,502,474	$257,130,791	$194,212,924
Common Shares Issued and Outstanding	71,384,184	24,672,939	17,961,289
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 11.58	$ 10.42	$ 10.81

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2023
Statements of Operations (Unaudited)

	Six Months Ended March 31, 2023
	Municipal Fund	California Fund	New York Fund
Investment Income
Interest income	$ 27,166,468	$ 7,949,949	$ 6,336,397
Total investment income	$ 27,166,468	$ 7,949,949	$ 6,336,397
Expenses
Investment adviser fee	$ 4,012,420	$ 1,232,494	$ 945,882
Trustees’ fees and expenses	44,095	13,667	10,932
Custodian fee	95,175	32,128	25,603
Transfer and dividend disbursing agent fees	9,918	9,528	9,108
Legal and accounting services	76,258	45,574	44,079
Printing and postage	91,343	23,290	13,696
Interest expense and fees	8,304,923	2,487,944	2,024,938
Miscellaneous	47,400	31,716	24,262
Total expenses	$ 12,681,532	$ 3,876,341	$ 3,098,500
Net investment income	$ 14,484,936	$ 4,073,608	$ 3,237,897
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (11,408,697)	$ (2,243,043)	$ (3,303,819)
Net realized loss	$(11,408,697)	$ (2,243,043)	$ (3,303,819)
Change in unrealized appreciation (depreciation):
Investments	$ 63,964,496	$ 19,779,106	$ 19,433,572
Net change in unrealized appreciation (depreciation)	$ 63,964,496	$19,779,106	$19,433,572
Net realized and unrealized gain	$ 52,555,799	$17,536,063	$16,129,753
Net increase in net assets from operations	$ 67,040,735	$21,609,671	$19,367,650

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2023
Statements of Changes in Net Assets

Six Months Ended March 31, 2023 (Unaudited)
	Municipal Fund	California Fund	New York Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 14,484,936	$ 4,073,608	$ 3,237,897
Net realized loss	(11,408,697)	(2,243,043)	(3,303,819)
Net change in unrealized appreciation (depreciation)	63,964,496	19,779,106	19,433,572
Net increase in net assets from operations	$ 67,040,735	$ 21,609,671	$ 19,367,650
Distributions to common shareholders	$ (15,271,341)	$ (4,529,952)	$ (3,200,702)
Capital share transactions:
Cost of shares repurchased (see Note 5)	$ (5,743,222)	$ —	$ —
Net decrease in net assets from capital share transactions	$ (5,743,222)	$ —	$ —
Net increase in net assets	$ 46,026,172	$ 17,079,719	$ 16,166,948
Net Assets
At beginning of period	$ 780,476,302	$ 240,051,072	$ 178,045,976
At end of period	$826,502,474	$257,130,791	$194,212,924

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2023
Statements of Changes in Net Assets — continued

	Year Ended September 30, 2022
	Municipal Fund	California Fund	New York Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 37,556,152	$ 10,820,634	$ 7,678,849
Net realized loss	(31,659,488)	(7,865,315)	(13,594,140)
Net change in unrealized appreciation (depreciation)	(189,740,034)	(60,092,184)	(47,426,480)
Net decrease in net assets from operations	$ (183,843,370)	$ (57,136,865)	$ (53,341,771)
Distributions to common shareholders	$ (39,502,298)	$ (11,203,143)	$ (7,564,013)
Tax return of capital to common shareholders	$ —	$ (262,187)	$ —
Capital share transactions:
Cost of shares repurchased (see Note 5)	$ —	$ (2,981,867)	$ (1,495,853)
Net decrease in net assets from capital share transactions	$ —	$ (2,981,867)	$ (1,495,853)
Net decrease in net assets	$ (223,345,668)	$ (71,584,062)	$ (62,401,637)
Net Assets
At beginning of year	$1,003,821,970	$ 311,635,134	$ 240,447,613
At end of year	$ 780,476,302	$240,051,072	$178,045,976

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2023
Statements of Cash Flows (Unaudited)

	Six Months Ended March 31, 2023
	Municipal Fund	California Fund	New York Fund
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 67,040,735	$ 21,609,671	$ 19,367,650
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(278,023,612)	(63,202,787)	(75,963,510)
Investments sold	383,618,895	133,763,982	90,141,113
Net amortization/accretion of premium (discount)	1,431,176	1,018,516	662,787
Decrease (increase) in interest receivable	517,264	473,937	(76,957)
Increase (decrease) in payable to affiliate for investment adviser fee	(34,645)	(29,025)	735
Increase in interest expense and fees payable	1,583,924	131,072	463,065
Increase (decrease) in accrued expenses	19,031	(21,012)	(24,063)
Net change in unrealized appreciation (depreciation) from investments	(63,964,496)	(19,779,106)	(19,433,572)
Net realized loss from investments	11,408,697	2,243,043	3,303,819
Net cash provided by operating activities	$ 123,596,969	$ 76,208,291	$ 18,441,067
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$ (15,271,341)	$ (4,529,952)	$ (3,200,702)
Repurchases of common shares	(5,298,762)	—	—
Proceeds from secured borrowings	89,790,000	—	25,445,000
Repayment of secured borrowings	(195,005,000)	(70,640,000)	(40,515,000)
Increase (decrease) in due to custodian	2,188,134	(1,878,339)	(680,365)
Net cash used in financing activities	$(123,596,969)	$ (77,048,291)	$(18,951,067)
Net decrease in cash and restricted cash	$ —	$ (840,000)	$ (510,000)
Cash and restricted cash at beginning of period	$ —	$ 840,000	$ 550,000
Cash and restricted cash at end of period	$ —	$ —	$ 40,000
Supplemental disclosure of cash flow information:
Cash paid for interest and fees	$ 6,720,999	$ 2,356,872	$ 1,561,873

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2023
Financial Highlights

	Municipal Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 10.850	$ 13.950	$ 14.050	$ 13.980	$ 12.940	$ 13.740
Income (Loss) From Operations
Net investment income(1)	$ 0.201	$ 0.522	$ 0.593	$ 0.571	$ 0.522	$ 0.573
Net realized and unrealized gain (loss)	0.731	(3.073)	(0.098)	0.033	0.982	(0.785)
Total income (loss) from operations	$ 0.932	$ (2.551)	$ 0.495	$ 0.604	$ 1.504	$ (0.212)
Less Distributions
From net investment income	$ (0.212)	$ (0.549)	$ (0.595)	$ (0.563)	$ (0.517)	$ (0.572)
Tax return of capital	—	—	—	—	—	(0.016)
Total distributions	$ (0.212)	$ (0.549)	$ (0.595)	$ (0.563)	$ (0.517)	$ (0.588)
Anti-dilutive effect of share repurchase program (see Note 5)(1)	$ 0.010	$ —	$ —	$ —	$ 0.022	$ —
Discount on tender offer(1)	$ —	$ —	$ —	$ 0.029	$ 0.031	$ —
Net asset value — End of period	$ 11.580	$ 10.850	$ 13.950	$ 14.050	$ 13.980	$ 12.940
Market value — End of period	$ 10.400	$ 9.680	$ 13.380	$ 13.170	$ 12.960	$ 11.530
Total Investment Return on Net Asset Value(2)	8.98% (3)	(18.50)%	3.75%	4.99%	12.72%	(1.09)%
Total Investment Return on Market Value(2)	9.70% (3)	(24.19)%	6.16%	6.15%	17.28%	(4.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$826,502	$780,476	$1,003,822	$1,011,234	$1,114,236	$881,990
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.08% (4)	1.09%	1.09%	1.13%	1.11%	1.07%
Interest and fee expense(5)	2.05% (4)	0.78%	0.41%	1.05%	1.51%	1.25%
Total expenses	3.13% (4)	1.87%	1.50%	2.18%	2.62%	2.32%
Net investment income	3.58% (4)	4.12%	4.18%	4.09%	3.89%	4.29%
Portfolio Turnover	20% (3)	35%	10%	7%	18%	17%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2023
Financial Highlights — continued

	California Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.730	$ 12.470	$ 12.660	$ 12.570	$ 11.780	$ 12.450
Income (Loss) From Operations
Net investment income(1)	$ 0.165	$ 0.434	$ 0.503	$ 0.473	$ 0.438	$ 0.482
Net realized and unrealized gain (loss)	0.709	(2.730)	(0.190)	0.080	0.802	(0.641)
Total income (loss) from operations	$ 0.874	$ (2.296)	$ 0.313	$ 0.553	$ 1.240	$ (0.159)
Less Distributions
From net investment income	$ (0.184)	$ (0.448)	$ (0.503)	$ (0.463)	$ (0.454)	$ (0.511)
Tax return of capital	—	(0.011)	—	—	(0.020)	—
Total distributions	$ (0.184)	$ (0.459)	$ (0.503)	$ (0.463)	$ (0.474)	$ (0.511)
Anti-dilutive effect of share repurchase program (see Note 5)(1)	$ —	$ 0.015	$ —	$ —	$ 0.024	$ —
Net asset value — End of period	$ 10.420	$ 9.730	$ 12.470	$ 12.660	$ 12.570	$ 11.780
Market value — End of period	$ 9.020	$ 8.510	$ 11.940	$ 11.360	$ 11.330	$ 9.960
Total Investment Return on Net Asset Value(2)	9.34% (3)	(18.37)%	2.78%	4.93%	11.54%	(0.79)%
Total Investment Return on Market Value(2)	8.22% (3)	(25.43)%	9.67%	4.46%	18.91%	(13.26)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$257,131	$240,051	$311,635	$316,361	$314,277	$251,940
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.11% (4)	1.14%	1.11%	1.12%	1.15%	1.16%
Interest and fee expense(5)	1.98% (4)	0.85%	0.40%	1.00%	1.59%	1.41%
Total expenses	3.09% (4)	1.99%	1.51%	2.12%	2.74%	2.57%
Net investment income	3.25% (4)	3.81%	3.96%	3.76%	3.61%	3.99%
Portfolio Turnover	12% (3)	43%	19%	20%	17%	24%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2023
Financial Highlights — continued

	New York Fund
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.910	$ 13.270	$ 13.250	$ 13.480	$ 12.770	$ 13.610
Income (Loss) From Operations
Net investment income(1)	$ 0.180	$ 0.424	$ 0.492	$ 0.490	$ 0.476	$ 0.539
Net realized and unrealized gain (loss)	0.898	(3.377)	0.037	(0.236)	0.745	(0.815)
Total income (loss) from operations	$ 1.078	$ (2.953)	$ 0.529	$ 0.254	$ 1.221	$ (0.276)
Less Distributions
From net investment income	$ (0.178)	$ (0.418)	$ (0.498)	$ (0.484)	$ (0.497)	$ (0.564)
Tax return of capital	—	—	(0.011)	—	(0.014)	—
Total distributions	$ (0.178)	$ (0.418)	$ (0.509)	$ (0.484)	$ (0.511)	$ (0.564)
Anti-dilutive effect of share repurchase program (see Note 5)(1)	$ —	$ 0.011	$ —	$ —	$ —	$ —
Net asset value — End of period	$ 10.810	$ 9.910	$ 13.270	$ 13.250	$ 13.480	$ 12.770
Market value — End of period	$ 9.720	$ 8.450	$ 12.270	$ 11.800	$ 12.440	$ 11.060
Total Investment Return on Net Asset Value(2)	11.21% (3)	(22.30)%	4.34%	2.37%	10.25%	(1.50)%
Total Investment Return on Market Value(2)	17.27% (3)	(28.32)%	8.30%	(1.21)%	17.47%	(10.20)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$194,213	$178,046	$240,448	$240,042	$244,319	$199,929
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.14% (4)	1.07%	1.06%	1.09%	1.10%	1.19%
Interest and fee expense(5)	2.16% (4)	0.66%	0.35%	0.93%	1.38%	1.35%
Total expenses	3.30% (4)	1.73%	1.41%	2.02%	2.48%	2.54%
Net investment income	3.45% (4)	3.55%	3.65%	3.68%	3.63%	4.10%
Portfolio Turnover	24% (3)	61%	15%	31%	25%	15%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(3)	Not annualized.
(4)	Annualized.
(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).

See Notes to Financial Statements.

Eaton Vance
Municipal Bond Funds
March 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipal Bond Fund (Municipal Fund), Eaton Vance California Municipal Bond Fund (California Fund) and Eaton Vance New York Municipal Bond Fund (New York Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. The Funds' investment objective is to provide current income exempt from regular federal income tax and, in state specific funds, taxes in their specified state and city (if any).
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of March 31, 2023, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a  Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

Eaton Vance
Municipal Bond Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

G  Floating Rate Notes Issued in Conjunction with Securities Held—The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 7) at March 31, 2023. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At March 31, 2023, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:
	Municipal Fund	California Fund	New York Fund
Floating Rate Notes Outstanding	$500,070,275	$137,805,638	$121,277,673
Interest Rate or Range of Interest Rates (%)	3.38 - 4.27	3.66 - 4.05	3.95 - 4.17
Collateral for Floating Rate Notes Outstanding	$669,687,890	$181,905,769	$161,389,061
In addition, at March 31, 2023, New York Fund pledged cash collateral of $40,000 for the benefit of a liquidity provider for certain Floating Rate Notes. Such collateral is reflected as restricted cash on the Statement of Assets and Liabilities.
For the six months ended March 31, 2023, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:
	Municipal Fund	California Fund	New York Fund
Average Floating Rate Notes Outstanding	$518,782,060	$156,208,297	$126,672,005
Average Interest Rate	3.21%	3.19%	3.21%
In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2023.
The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Funds' investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds' investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Funds began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Funds have elected to comply with the asset coverage requirements of Section 18 with respect to their investments in residual interest bonds (as opposed to treating such interests as derivatives transactions). The Funds may change this election (and elect to treat these investments and other similar financing transactions as derivatives transactions) at any time. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Eaton Vance
Municipal Bond Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

H  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Interim Financial Statements—The interim financial statements relating to March 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
Each Fund intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At September 30, 2022, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Municipal Fund	California Fund	New York Fund
Deferred capital losses:
Short-term	$60,939,130	$20,507,306	$13,013,115
Long-term	$11,970,488	$24,011,554	$13,873,966
Included in the amounts above are deferred capital losses as a result of reorganizations which occurred in a prior year. Utilization of these deferred capital losses may be limited in accordance with certain income tax regulations. The amounts of the deferred capital losses are as follows:
	Municipal Fund	California Fund	New York Fund
Deferred capital losses from reorganizations:
Short-term	$ —	$317,432	$ —
Long-term	$ —	$275,053	$ —
The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2023, as determined on a federal income tax basis, were as follows:
	Municipal Fund	California Fund	New York Fund
Aggregate cost	$ 793,829,545	$ 259,355,995	$198,666,214
Gross unrealized appreciation	$ 39,973,088	$ 6,398,060	$ 4,754,078
Gross unrealized depreciation	(15,559,143)	(11,044,416)	(8,712,417)
Net unrealized appreciation (depreciation)	$ 24,413,945	$ (4,646,356)	$ (3,958,339)

Eaton Vance
Municipal Bond Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to each Fund. The investment adviser fee is computed at an annual rate of 0.60% of each Fund’s average weekly gross assets and is payable monthly. Gross assets of a Fund are calculated by deducting accrued liabilities of the Fund except (i) the principal amount of any indebtedness for money borrowed, including debt securities issued by the Fund and the amount of floating-rate notes included as a liability in the Fund’s Statement of Assets and Liabilities of up to $801,875,000 for Municipal Fund, $228,750,000 for California Fund and $165,000,000 for New York Fund, and (ii) the amount of any outstanding preferred shares issued by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation. For the six months ended March 31, 2023, the investment adviser fees were as follows:
	Municipal Fund	California Fund	New York Fund
Investment Adviser Fee	$4,012,420	$1,232,494	$945,882
Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2023 were as follows:
	Municipal Fund	California Fund	New York Fund
Purchases	$271,729,620	$ 48,461,647	$73,100,049
Sales	$375,159,365	$113,127,126	$76,680,195
5  Common Shares of Beneficial Interest
The Funds may issue common shares pursuant to their dividend reinvestment plans. There were no common shares issued by the Funds for the six months ended March 31, 2023 and the year ended September 30, 2022 pursuant to such plans.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Funds. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, each Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value (NAV). The share repurchase program does not obligate a Fund to purchase a specific amount of shares. During the six months ended March 31, 2023 and the year ended September 30, 2022, the number, cost (including brokerage commissions), average price per share and weighted average discount per share to NAV of common shares repurchased, were as follows:
Six Months Ended March 31, 2023
Municipal Fund
Common shares repurchased	569,000
Cost, including brokerage commissions, of common shares repurchased	$5,743,222
Average price per share	$ 10.09
Weighted average discount per share to NAV	11.59%

Eaton Vance
Municipal Bond Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

	Year Ended September 30, 2022
	California Fund	New York Fund
Common shares repurchased	321,400	157,005
Cost, including brokerage commissions, of common shares repurchased	$2,981,867	$1,495,853
Average price per share	$ 9.28	$ 9.53
Weighted average discount per share to NAV	11.42%	11.83%
There were no repurchases of common shares by California Fund and New York Fund for the six months ended March 31, 2023. There were no repurchases of common shares by Municipal Fund for the year ended September 30, 2022.
At March 31, 2023, according to the filings made on Schedule 13D and 13G pursuant to Sections 13(d) and 13(g) of the Securities Exchange Act of 1934, as amended, three affiliated entities together owned 12.4% of New York Fund’s common shares.
6  Overdraft Advances
Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At March 31, 2023, Municipal Fund, California Fund and New York Fund had a payment due to SSBT pursuant to the foregoing arrangement of $2,737,501, $675,266 and $146,853, respectively. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at March 31, 2023. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 7) at March 31, 2023. The Funds’ average overdraft advances during the six months ended March 31, 2023 were not significant.
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Funds' investments, which are carried at value, were as follows:
Municipal Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 8,662,426	$ —	$ 8,662,426
Tax-Exempt Mortgage-Backed Securities	—	2,927,428	—	2,927,428
Tax-Exempt Municipal Obligations	—	1,305,840,371	—	1,305,840,371
Trust Units	—	883,540	—	883,540
Total Investments	$ —	$1,318,313,765	$ —	$1,318,313,765

Eaton Vance
Municipal Bond Funds
March 31, 2023
Notes to Financial Statements (Unaudited) — continued

California Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 377,328,643	$ —	$ 377,328,643
Taxable Municipal Obligations	—	14,176,874	—	14,176,874
Trust Units	—	1,009,760	—	1,009,760
Total Investments	$ —	$ 392,515,277	$ —	$ 392,515,277
New York Fund
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 841,921	$ —	$ 841,921
Tax-Exempt Municipal Obligations	—	312,497,135	—	312,497,135
Taxable Municipal Obligations	—	1,636,732	—	1,636,732
Trust Units	—	1,009,760	—	1,009,760
Total Investments	$ —	$ 315,985,548	$ —	$ 315,985,548
8  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Funds' performance, or the performance of the securities in which the Funds invest.

Eaton Vance
Municipal Bond Funds
March 31, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser(1)
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(2)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Mr. Bowser began serving as Trustee effective January 4, 2023.
(2)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Share Repurchase Program. The Funds' Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds' repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds' annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
American Stock Transfer & Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Fund Offices
Two International Place
Boston, MA 02110

7727    3.31.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: May 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: May 22, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: May 22, 2023